Stock-Based Compensation (Weighted Average Fair Values per Stock Option and Assumptions for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Weighted average FV per option	$ 6.32	$ 5.35
Expected term	5 years	5 years
Risk-free interest rate	3.53%	1.79%
Expected dividend yield	5.05%	4.55%
Expected volatility	20.07%	18.87%